Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (17,753,838)	$ (1,131,449)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,443,314	236,598
Impairment of long-lived assets	3,762,915	0
Goodwill impairment	6,460,168	0
Stock-based compensation	1,967,927	1,868,897
Gain on forgiveness of note payable	0	(450,000)
Deferred income tax expense	(1,108,383)	(1,070,854)
Amortization of right-of-use assets	183,070	(621,491)
Accretion of deferred acquisition consideration	80,098	0
Change in fair value of contingent consideration	(930,000)	0
Changes in operating assets and liabilities:
Accounts receivable	35,303	388,840
Prepaid expenses and other current assets	(15,455)	(127,882)
Contract assets	0	210,688
Other assets	(2,205)	(12,138)
Accounts payable	(76,710)	(111,797)
Contract liabilities	(4,079)	(760,049)
Accrued payroll and related liabilities and other accrued liabilities	235,259	149,345
Operating lease liability	(192,128)	653,653
Commissions payable	(99,217)	42,624
Net cash used in operating activities	(6,013,961)	(735,015)
Cash flows from investing activities
Acquisition of property and equipment	(535,902)	(69,754)
Net cash provided by (used in) investing activities	(535,902)	(9,582,184)
Cash flows from financing activities
Borrowing under revolving line of credit	425,000	602,306
Repayments under revolving line of credit	0	(602,306)
Borrowing under long-term note	0	1,000,000
Repayments of long-term note	0	(1,000,000)
Proceeds from issuance of stock	1,887,000	13,294,554
Proceeds from exercise of stock options	37,642	95,787
Net cash provided by financing activities	2,349,642	13,390,341
Net increase (decrease) in cash and cash equivalents	(4,200,221)	3,073,142
Cash and cash equivalents, beginning of period	4,931,302	1,858,160
Cash and cash equivalents, end of period	731,081	4,931,302
Interest paid	(1,250)	(35,202)
Non-cash investing and financing activities:
Forgiveness of note payable	0	450,000
Deferred and contingent consideration in connection with the acquisition of Gray Matters, Inc.	0	2,265,000
Tellenger, Inc. [Member]
Cash flows from investing activities
Acquisition of Gray Matters, net of cash acquired	0	(2,233,884)
Non-cash investing and financing activities:
Value of common stock issued in connection with common stock purchase agreement	0	200,000
Gray Matters [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Goodwill impairment	6,460,168
Cash flows from investing activities
Acquisition of Gray Matters, net of cash acquired	0	(7,278,546)
Non-cash investing and financing activities:
Value of common stock issued in connection with common stock purchase agreement	0	1,500,000
Common Stock Purchase Agreement [Member]
Non-cash investing and financing activities:
Value of common stock issued in connection with common stock purchase agreement	$ 150,000	$ 0